Share-Based Compensation (Schedule Of Stock Option Assumptions) (Details)	12 Months Ended
Dec. 31, 2011 years
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Volatility, minimum	38.25%
Volatility, maximum	39.90%
Expected life, minimum (years)	5.00
Expected life, maximum (years)	5.93
Risk-free interest rate, minimum	4.67%
Risk-free interest rate, maximum	4.72%
Dividend yield rate	0.00%
NV Equity Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Volatility, minimum	33.92%
Volatility, maximum	38.42%
Expected life, minimum (years)	5.33
Expected life, maximum (years)	6.53
Risk-free interest rate, minimum	1.89%
Risk-free interest rate, maximum	4.20%
Dividend yield rate	0.00%